Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 189	$ 4,643,104	$ 0	$ 0	$ (3,104,157)	$ 0	$ 1,539,136
Balance (in shares) at Dec. 31, 2008	1,892,752
Common stock issued for Cash proceeds	8	76,570	0	0	0	0	76,578
Common stock issued for Cash proceeds (in shares)	77,070
Common stock issued for Acquisition of DineOut, SA	53	535,950	0	0	0	(536,003)	0
Common stock issued for Acquisition of DineOut, SA (in shares)	522,930
Available-for-sale securities:
Current year decline	0	0	(426,259)	0	0	0	(426,259)
Other than temporary decline	0	0	342,259	0	0	0	342,259
Net loss	0	0	0	0	(813,696)	0	(813,696)
Balance at Dec. 31, 2009	250	5,255,624	(84,000)	0	(3,917,853)	(536,003)	718,018
Balance (in shares) at Dec. 31, 2009	2,492,752
Common stock issued for Consultants	1	24,999	0	0	0	0	25,000
Common stock issued for Consultants (in shares)	15,572
Common stock issued for Amounts due related party	3	58,787	0	0	0	0	58,790
Common stock issued for Amounts due related party (in shares)	33,594
Common stock issued for Accounts payable	1	17,499	0	0	0	0	17,500
Common stock issued for Accounts payable (in shares)	10,000
Common stock issued for Director fees	2	42,498	0	0	0	0	42,500
Common stock issued for Director fees (in shares)	20,000
Available-for-sale securities:
Current year decline	0	0	152,027	0	0	0	152,027
Other than temporary decline							40,386
Beneficial conversion feature of convertible notes payable	0	56,660	0	0	0	0	56,660
Purchase treasury stock	0	0	0	0	0	(680)	(680)
Non-controlling interest	0	0	0	42,528	0	0	42,528
Net loss	0	0	0	(18,353)	(1,011,565)	0	(1,029,918)
Balance at Dec. 31, 2010	$ 257	$ 5,456,067	$ 68,027	$ 24,175	$ (4,929,418)	$ (536,683)	$ 82,425
Balance (in shares) at Dec. 31, 2010	2,571,918